John Hancock
High Yield Fund
Quarterly portfolio holdings 2/28/2025

Fund’s investments
As of 2-28-25 (unaudited)
	Rate (%)	Maturity date	Par value^	Value
U.S. Government and Agency obligations 1.6%				$22,743,103
(Cost $22,450,641)
U.S. Government Agency 1.6%				22,743,103
Federal Home Loan Mortgage Corp.
30 Yr Pass Thru	5.000	04-01-53	1,500,940	1,486,798
30 Yr Pass Thru	5.000	08-01-53	2,444,244	2,431,144
30 Yr Pass Thru	5.500	06-01-53	1,637,483	1,656,474
30 Yr Pass Thru	5.500	06-01-53	1,696,560	1,714,592
30 Yr Pass Thru	5.500	07-01-53	1,628,474	1,644,562
30 Yr Pass Thru	6.000	07-01-53	1,504,102	1,542,995
30 Yr Pass Thru	6.000	09-01-53	1,528,363	1,569,938
Federal National Mortgage Association
30 Yr Pass Thru	4.500	07-01-52	1,600,427	1,545,678
30 Yr Pass Thru	4.500	10-01-52	2,652,199	2,559,812
30 Yr Pass Thru	5.500	11-01-52	1,866,077	1,878,301
30 Yr Pass Thru	5.500	04-01-53	1,535,317	1,553,603
30 Yr Pass Thru	5.500	07-01-53	1,408,546	1,420,546
30 Yr Pass Thru	5.500	11-01-53	709,736	713,532

30 Yr Pass Thru	6.000	09-01-53	996,344	1,025,128
Corporate bonds 83.1%				$1,179,823,404
(Cost $1,189,463,150)
Communication services 15.1%				213,798,482
Diversified telecommunication services 2.6%
Bell Canada (6.875% to 9-15-30, then 5 Year CMT + 2.390%)	6.875	09-15-55	5,328,000	5,345,780
Connect Finco SARL (A)	9.000	09-15-29	1,810,000	1,658,797
Frontier Florida LLC	6.860	02-01-28	6,250,000	6,416,332
GCI LLC (A)	4.750	10-15-28	7,883,000	7,466,150
Iliad Holding SAS (A)	7.000	04-15-32	3,146,000	3,176,802
Level 3 Financing, Inc. (A)	11.000	11-15-29	5,757,000	6,532,646
Sable International Finance, Ltd. (A)	7.125	10-15-32	2,646,000	2,593,080
Windstream Services LLC (A)	8.250	10-01-31	2,822,000	2,917,313
Entertainment 2.0%
AMC Entertainment Holdings, Inc. (A)	7.500	02-15-29	1,520,000	1,284,402
Cinemark USA, Inc. (A)	7.000	08-01-32	1,004,000	1,026,790
Live Nation Entertainment, Inc. (A)	4.750	10-15-27	9,935,000	9,705,574
Playtika Holding Corp. (A)	4.250	03-15-29	5,550,000	5,036,330
ROBLOX Corp. (A)	3.875	05-01-30	4,832,000	4,445,758
Univision Communications, Inc. (A)	8.500	07-31-31	4,235,000	4,221,938
WMG Acquisition Corp. (A)	3.875	07-15-30	2,900,000	2,681,799
Interactive media and services 1.6%
ANGI Group LLC (A)	3.875	08-15-28	4,376,000	4,013,457
Arches Buyer, Inc. (A)	6.125	12-01-28	1,919,000	1,747,084
Cars.com, Inc. (A)	6.375	11-01-28	3,434,000	3,414,907
Match Group Holdings II LLC (A)	5.625	02-15-29	5,239,000	5,149,404
Snap, Inc. (A)	6.875	03-01-33	3,919,000	3,967,901
ZipRecruiter, Inc. (A)	5.000	01-15-30	5,190,000	4,698,946
Media 7.8%
Altice Financing SA (A)	5.750	08-15-29	3,522,000	2,762,758
Altice Financing SA (A)	9.625	07-15-27	2,773,000	2,532,257
Altice France Holding SA (A)	10.500	05-15-27	3,550,000	1,108,917
Altice France SA (A)	5.500	10-15-29	3,744,000	2,924,548
Altice France SA (A)	8.125	02-01-27	3,761,000	3,373,426
CCO Holdings LLC (A)	4.500	08-15-30	7,721,000	7,065,171
2	JOHN HANCOCK HIGH YIELD FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Communication services (continued)
Media (continued)
CCO Holdings LLC (A)	5.125	05-01-27	5,595,000	$5,517,909
CCO Holdings LLC (A)	5.375	06-01-29	4,470,000	4,346,840
CCO Holdings LLC (A)	6.375	09-01-29	5,030,000	5,049,547
CCO Holdings LLC (A)	7.375	03-01-31	7,731,000	7,956,065
Charter Communications Operating LLC	6.834	10-23-55	2,877,000	2,883,198
CSC Holdings LLC (A)	6.500	02-01-29	4,279,000	3,572,965
CSC Holdings LLC (A)	11.750	01-31-29	2,583,000	2,522,058
Directv Financing LLC (A)	10.000	02-15-31	4,451,000	4,368,626
DISH Network Corp. (A)	11.750	11-15-27	5,825,000	6,146,374
Gray Media, Inc. (A)	4.750	10-15-30	708,000	417,111
Gray Media, Inc. (A)	10.500	07-15-29	1,400,000	1,443,805
iHeartCommunications, Inc. (A)	10.875	05-01-30	6,037,200	3,558,205
LCPR Senior Secured Financing DAC (A)	6.750	10-15-27	7,292,000	6,215,869
News Corp. (A)	5.125	02-15-32	7,217,000	6,977,186
Sabre GLBL, Inc. (A)	8.625	06-01-27	3,629,000	3,731,479
Sabre GLBL, Inc. (A)	10.750	11-15-29	2,330,000	2,483,120
Scripps Escrow II, Inc. (A)	5.375	01-15-31	2,554,000	1,341,112
Scripps Escrow, Inc. (A)	5.875	07-15-27	801,000	648,678
Sirius XM Radio, Inc. (A)	4.000	07-15-28	4,103,000	3,854,049
Sirius XM Radio, Inc. (A)	5.500	07-01-29	3,416,000	3,345,253
Stagwell Global LLC (A)	5.625	08-15-29	5,413,000	5,243,991
Virgin Media Finance PLC (A)	5.000	07-15-30	4,291,000	3,723,614
Virgin Media Secured Finance PLC (A)	5.500	05-15-29	5,891,000	5,638,212
Wireless telecommunication services 1.1%
C&W Senior Finance, Ltd. (A)	9.000	01-15-33	3,278,000	3,310,857
Rogers Communications, Inc. (7.000% to 4-15-30, then 5 Year CMT + 2.653%)	7.000	04-15-55	7,027,000	7,058,147
SoftBank Group Corp. (6.875% to 7-19-27, then 5 Year SOFR Spread-Adjusted ICE Swap Rate + 4.854% to 7-19-42, then 5 Year SOFR Spread-Adjusted ICE Swap Rate + 5.604%) (B)	6.875	07-19-27	5,190,000	5,175,945
Consumer discretionary 12.9%				183,596,114
Automobile components 1.2%
Clarios Global LP (A)	6.750	05-15-28	3,288,000	3,356,713
The Goodyear Tire & Rubber Company	5.000	07-15-29	2,169,000	2,061,812
ZF North America Capital, Inc. (A)	6.750	04-23-30	3,801,000	3,737,891
ZF North America Capital, Inc. (A)	6.875	04-14-28	6,152,000	6,214,037
ZF North America Capital, Inc. (A)	7.125	04-14-30	1,301,000	1,302,502
Broadline retail 1.9%
Kohl’s Corp.	4.625	05-01-31	1,997,000	1,557,177
Liberty Interactive LLC	8.250	02-01-30	8,512,000	4,040,414
Macy’s Retail Holdings LLC (A)	5.875	03-15-30	4,007,000	3,885,458
Macy’s Retail Holdings LLC (A)	6.125	03-15-32	440,000	419,720
Nordstrom, Inc.	4.250	08-01-31	4,285,000	3,813,275
QVC, Inc. (A)	6.875	04-15-29	3,621,000	2,946,769
Rakuten Group, Inc. (6.250% to 4-22-31, then 5 Year CMT + 4.956% to 4-22-51, then 5 Year CMT + 5.706%) (A)(B)	6.250	04-22-31	1,577,000	1,450,549
Rakuten Group, Inc. (8.125% to 12-15-29, then 5 Year CMT + 4.250%) (A)(B)	8.125	12-15-29	1,201,000	1,213,015
Rakuten Group, Inc. (A)	11.250	02-15-27	3,971,000	4,352,850
Wand NewCo 3, Inc. (A)	7.625	01-30-32	2,586,000	2,675,243
Diversified consumer services 0.3%
Sotheby’s (A)	7.375	10-15-27	4,968,000	4,923,809
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK HIGH YIELD FUND	3

	Rate (%)	Maturity date	Par value^	Value
Consumer discretionary (continued)
Hotels, restaurants and leisure 6.4%
Affinity Interactive (A)	6.875	12-15-27	5,292,000	$4,358,545
Allwyn Entertainment Financing UK PLC (A)	7.875	04-30-29	4,300,000	4,488,125
Caesars Entertainment, Inc. (A)	7.000	02-15-30	8,686,000	8,947,417
Carnival Corp. (A)	6.000	05-01-29	1,588,000	1,592,232
CEC Entertainment LLC (A)	6.750	05-01-26	4,977,000	4,968,543
Choice Hotels International, Inc.	5.850	08-01-34	5,274,000	5,357,104
Fontainebleau Las Vegas Holdings LLC (A)(C)	11.000	06-15-15	2,983,778	298
Full House Resorts, Inc. (A)	8.250	02-15-28	4,181,000	4,209,849
Hilton Grand Vacations Borrower LLC (A)	4.875	07-01-31	4,011,000	3,661,078
Hilton Grand Vacations Borrower LLC (A)	6.625	01-15-32	4,030,000	4,075,664
International Game Technology PLC (A)	6.250	01-15-27	8,255,000	8,344,492
Jacobs Entertainment, Inc. (A)	6.750	02-15-29	2,760,000	2,702,576
Marriott Ownership Resorts, Inc. (A)	4.500	06-15-29	4,802,000	4,522,897
Midwest Gaming Borrower LLC (A)	4.875	05-01-29	5,646,000	5,393,173
Mohegan Tribal Gaming Authority (A)	8.000	02-01-26	4,742,000	4,696,391
NCL Corp., Ltd. (A)	5.875	03-15-26	531,000	531,161
New Red Finance, Inc. (A)	3.875	01-15-28	4,439,000	4,256,157
Resorts World Las Vegas LLC (A)	8.450	07-27-30	4,400,000	4,603,412
Royal Caribbean Cruises, Ltd. (A)	5.625	09-30-31	1,947,000	1,936,254
Royal Caribbean Cruises, Ltd. (A)	6.000	02-01-33	3,257,000	3,293,693
Royal Caribbean Cruises, Ltd. (A)	6.250	03-15-32	930,000	948,778
Wyndham Hotels & Resorts, Inc. (A)	4.375	08-15-28	4,469,000	4,304,322
Yum! Brands, Inc.	5.375	04-01-32	4,389,000	4,319,969
Household durables 0.8%
KB Home	4.000	06-15-31	4,092,000	3,732,443
KB Home	7.250	07-15-30	3,082,000	3,200,694
Newell Brands, Inc.	6.375	09-15-27	4,562,000	4,612,652
Specialty retail 2.3%
Amer Sports Company (A)	6.750	02-16-31	4,404,000	4,522,265
Asbury Automotive Group, Inc. (A)	5.000	02-15-32	5,015,000	4,678,954
Group 1 Automotive, Inc. (A)	4.000	08-15-28	4,964,000	4,727,473
Group 1 Automotive, Inc. (A)	6.375	01-15-30	2,305,000	2,346,285
Lithia Motors, Inc. (A)	3.875	06-01-29	6,707,000	6,213,353
Lithia Motors, Inc. (A)	4.375	01-15-31	2,762,000	2,549,034
Saks Global Enterprises LLC (A)	11.000	12-15-29	3,679,000	3,396,750
The Michaels Companies, Inc. (A)	7.875	05-01-29	4,697,000	2,867,078
Wayfair LLC (A)	7.250	10-31-29	1,266,000	1,285,769
Consumer staples 3.0%				42,087,321
Consumer staples distribution and retail 1.6%
Albertsons Companies, Inc. (A)	6.500	02-15-28	4,093,000	4,169,957
Performance Food Group, Inc. (A)	4.250	08-01-29	4,378,000	4,126,266
Performance Food Group, Inc. (A)	6.125	09-15-32	2,087,000	2,097,537
U.S. Foods, Inc. (A)	4.750	02-15-29	3,449,000	3,336,402
US Foods, Inc. (A)	5.750	04-15-33	2,490,000	2,448,567
Walgreens Boots Alliance, Inc.	8.125	08-15-29	6,390,000	6,440,114
Food products 0.7%
Lamb Weston Holdings, Inc. (A)	4.125	01-31-30	4,675,000	4,358,659
Post Holdings, Inc. (A)	5.500	12-15-29	2,683,000	2,628,404
Post Holdings, Inc. (A)	6.375	03-01-33	3,438,000	3,427,895
Personal care products 0.7%
Edgewell Personal Care Company (A)	4.125	04-01-29	3,407,000	3,173,049
4	JOHN HANCOCK HIGH YIELD FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Consumer staples (continued)
Personal care products (continued)
Edgewell Personal Care Company (A)	5.500	06-01-28	4,179,000	$4,126,970
HLF Financing Sarl LLC (A)	12.250	04-15-29	1,629,000	1,753,501
Energy 10.5%				148,612,316
Energy equipment and services 0.5%
Archrock Partners LP (A)	6.625	09-01-32	4,469,000	4,523,911
USA Compression Partners LP	6.875	09-01-27	2,904,000	2,919,464
Oil, gas and consumable fuels 10.0%
Antero Midstream Partners LP (A)	5.375	06-15-29	4,455,000	4,384,928
Antero Resources Corp. (A)	7.625	02-01-29	1,783,000	1,831,840
Ascent Resources Utica Holdings LLC (A)	5.875	06-30-29	5,363,000	5,297,384
Blue Racer Midstream LLC (A)	7.000	07-15-29	1,781,000	1,837,233
Buckeye Partners LP (A)	6.750	02-01-30	1,147,000	1,178,126
Buckeye Partners LP (A)	6.875	07-01-29	3,446,000	3,534,448
CNX Resources Corp. (A)	6.000	01-15-29	3,304,000	3,278,695
Continental Resources, Inc. (A)	5.750	01-15-31	8,999,000	9,132,460
Delek Logistics Partners LP (A)	7.125	06-01-28	2,651,000	2,688,239
Enbridge, Inc. (7.625% to 1-15-33, then 5 Year CMT + 4.418% to 1-15-53, then 5 Year CMT + 5.168%)	7.625	01-15-83	4,379,000	4,587,918
Enbridge, Inc. (8.500% to 1-15-34, then 5 Year CMT + 4.431% to 1-15-54, then 5 Year CMT + 5.181%)	8.500	01-15-84	9,559,000	10,595,157
Energy Transfer LP (7.125% to 5-15-30, then 5 Year CMT + 5.306%) (B)	7.125	05-15-30	7,099,000	7,215,906
EQM Midstream Partners LP (A)	7.500	06-01-30	5,974,000	6,496,827
Genesis Energy LP	8.000	05-15-33	2,367,000	2,390,753
Genesis Energy LP	8.250	01-15-29	4,993,000	5,149,166
Hess Midstream Operations LP (A)	6.500	06-01-29	961,000	981,486
Howard Midstream Energy Partners LLC (A)	7.375	07-15-32	964,000	1,004,461
Howard Midstream Energy Partners LLC (A)	8.875	07-15-28	3,603,000	3,801,770
Kinetik Holdings LP (A)	6.625	12-15-28	1,271,000	1,300,232
Long Ridge Energy LLC (A)	8.750	02-15-32	2,783,000	2,793,708
MEG Energy Corp. (A)	5.875	02-01-29	5,262,000	5,196,339
Parkland Corp. (A)	5.875	07-15-27	5,691,000	5,691,723
Range Resources Corp.	8.250	01-15-29	3,300,000	3,397,825
Sitio Royalties Operating Partnership LP (A)	7.875	11-01-28	2,576,000	2,698,625
South Bow Canadian Infrastructure Holdings, Ltd. (7.500% to 3-1-35, then 5 Year CMT + 3.667%) (A)	7.500	03-01-55	2,912,000	3,000,634
Sunoco LP	4.500	04-30-30	3,099,000	2,930,796
Sunoco LP	6.000	04-15-27	3,547,000	3,551,703
TransMontaigne Partners LLC (A)	8.500	06-15-30	1,336,000	1,355,328
Venture Global Calcasieu Pass LLC (A)	6.250	01-15-30	3,187,000	3,261,008
Venture Global LNG, Inc. (A)	7.000	01-15-30	4,051,000	4,106,828
Venture Global LNG, Inc. (9.000% to 9-30-29, then 5 Year CMT + 5.440%) (A)(B)	9.000	09-30-29	13,215,000	13,441,086
Venture Global LNG, Inc. (A)	9.500	02-01-29	7,657,000	8,455,640
Viper Energy, Inc. (A)	7.375	11-01-31	4,388,000	4,600,669
Financials 12.7%				180,321,554
Banks 3.9%
Bank of America Corp. (6.100% to 3-17-25, then 3 month CME Term SOFR + 4.160%) (B)	6.100	03-17-25	5,200,000	5,179,737
Bank of Montreal (7.700% to 5-26-29, then 5 Year CMT + 3.452%)	7.700	05-26-84	998,000	1,026,284
Barclays PLC (8.000% to 9-15-29, then 5 Year CMT + 5.431%) (B)	8.000	03-15-29	5,271,000	5,488,708
BNP Paribas SA (8.000% to 8-22-31, then 5 Year CMT + 3.727%) (A)(B)	8.000	08-22-31	5,442,000	5,734,823
BNP Paribas SA (9.250% to 11-17-27, then 5 Year CMT + 4.969%) (A)(B)	9.250	11-17-27	3,046,000	3,268,279
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK HIGH YIELD FUND	5

	Rate (%)	Maturity date	Par value^	Value
Financials (continued)
Banks (continued)
Citizens Financial Group, Inc. (5.650% to 10-6-25, then 5 Year CMT + 5.313%) (B)	5.650	10-06-25	5,400,000	$5,377,902
Citizens Financial Group, Inc. (5.718% to 7-23-31, then Overnight SOFR + 1.910%)	5.718	07-23-32	4,817,000	4,924,367
Comerica, Inc. (5.982% to 1-30-29, then Overnight SOFR + 2.155%)	5.982	01-30-30	4,291,000	4,371,635
Credit Agricole SA (8.125% to 12-23-25, then 5 Year U.S. Swap Rate + 6.185%) (A)(B)	8.125	12-23-25	2,402,000	2,453,043
ING Groep NV (6.500% to 4-16-25, then 5 Year U.S. Swap Rate + 4.446%) (B)	6.500	04-16-25	3,100,000	3,102,722
Popular, Inc.	7.250	03-13-28	4,788,000	4,970,945
The Toronto-Dominion Bank (7.250% to 7-31-29, then 5 Year CMT + 2.977%)	7.250	07-31-84	5,071,000	5,125,742
Wells Fargo & Company (5.875% to 6-15-25, then 9.865% thereafter) (B)	5.875	06-15-25	3,600,000	3,595,945
Capital markets 0.7%
Boost Newco Borrower LLC (A)	7.500	01-15-31	3,264,000	3,414,172
Brookfield Finance, Inc. (6.300% to 1-15-35, then 5 Year CMT + 2.076%)	6.300	01-15-55	3,149,000	3,048,646
Focus Financial Partners LLC (A)	6.750	09-15-31	3,797,000	3,828,523
Consumer finance 1.3%
Credit Acceptance Corp. (A)	6.625	03-15-30	2,318,000	2,321,431
OneMain Finance Corp.	7.875	03-15-30	4,668,000	4,908,785
OneMain Finance Corp.	9.000	01-15-29	3,557,000	3,756,238
PHH Escrow Issuer LLC (A)	9.875	11-01-29	1,677,000	1,627,617
Rfna LP (A)	7.875	02-15-30	1,369,000	1,394,737
World Acceptance Corp. (A)	7.000	11-01-26	3,663,000	3,652,782
Financial services 2.4%
Accelerate360 Holdings LLC (11.000% Cash or 12.500% PIK) (A)	11.000	12-01-31	1,831,668	1,866,195
Block, Inc.	3.500	06-01-31	6,287,000	5,582,264
Enact Holdings, Inc.	6.250	05-28-29	6,806,000	7,005,693
Freedom Mortgage Corp. (A)	12.250	10-01-30	3,883,000	4,348,010
Freedom Mortgage Holdings LLC (A)	8.375	04-01-32	1,881,000	1,881,000
Nationstar Mortgage Holdings, Inc. (A)	6.000	01-15-27	3,795,000	3,787,983
Nationstar Mortgage Holdings, Inc. (A)	6.500	08-01-29	3,458,000	3,481,207
NMI Holdings, Inc.	6.000	08-15-29	4,273,000	4,344,210
PennyMac Financial Services, Inc. (A)	6.875	02-15-33	2,138,000	2,138,492
Insurance 4.1%
Acrisure LLC (A)	7.500	11-06-30	5,162,000	5,328,882
Acrisure LLC (A)	8.500	06-15-29	2,384,000	2,497,812
Alliant Holdings Intermediate LLC (A)	6.750	04-15-28	4,000,000	4,046,648
Alliant Holdings Intermediate LLC (A)	7.000	01-15-31	3,813,000	3,886,896
Alliant Holdings Intermediate LLC (A)	7.375	10-01-32	3,273,000	3,340,587
AmWINS Group, Inc. (A)	6.375	02-15-29	4,002,000	4,047,355
Baldwin Insurance Group Holdings LLC (A)	7.125	05-15-31	2,245,000	2,295,634
F&G Annuities & Life, Inc.	6.250	10-04-34	6,231,000	6,223,190
Global Atlantic Financial Company (7.950% to 10-15-29, then 5 Year CMT + 3.608%) (A)	7.950	10-15-54	3,453,000	3,621,990
Howden UK Refinance PLC (A)	7.250	02-15-31	4,361,000	4,440,165
HUB International, Ltd. (A)	7.250	06-15-30	6,093,000	6,292,235
HUB International, Ltd. (A)	7.375	01-31-32	2,964,000	3,041,903
Panther Escrow Issuer LLC (A)	7.125	06-01-31	5,281,000	5,434,529
Reinsurance Group of America, Inc. (6.650% to 9-15-35, then 5 Year CMT + 2.392%)	6.650	09-15-55	1,786,000	1,781,597
Ryan Specialty LLC (A)	5.875	08-01-32	2,557,000	2,541,649
6	JOHN HANCOCK HIGH YIELD FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Financials (continued)
Mortgage real estate investment trusts 0.3%
Blackstone Mortgage Trust, Inc. (A)	7.750	12-01-29	4,318,000	$4,492,365
Health care 4.4%				62,667,815
Health care equipment and supplies 0.7%
Medline Borrower LP (A)	6.250	04-01-29	3,585,000	3,638,607
Varex Imaging Corp. (A)	7.875	10-15-27	5,622,000	5,769,246
Health care providers and services 2.9%
AdaptHealth LLC (A)	4.625	08-01-29	5,609,000	5,206,350
AMN Healthcare, Inc. (A)	4.000	04-15-29	3,534,000	3,226,794
Concentra Escrow Issuer Corp. (A)	6.875	07-15-32	958,000	993,633
CVS Health Corp. (7.000% to 3-10-30, then 5 Year CMT + 2.886%)	7.000	03-10-55	3,708,000	3,741,498
DaVita, Inc. (A)	3.750	02-15-31	4,428,000	3,884,843
DaVita, Inc. (A)	4.625	06-01-30	6,250,000	5,796,720
Encompass Health Corp.	4.750	02-01-30	3,516,000	3,406,798
HealthEquity, Inc. (A)	4.500	10-01-29	5,910,000	5,609,695
Raven Acquisition Holdings LLC (A)	6.875	11-15-31	2,555,000	2,526,208
Tenet Healthcare Corp.	5.125	11-01-27	4,033,000	3,986,080
Tenet Healthcare Corp.	6.125	10-01-28	2,770,000	2,768,309
Pharmaceuticals 0.8%
Bausch Health Companies, Inc. (A)	9.000	01-30-28	503,000	504,874
Endo Finance Holdings, Inc. (A)	8.500	04-15-31	5,511,000	5,906,508
Organon & Company (A)	4.125	04-30-28	5,994,000	5,701,652
Industrials 9.9%				140,770,075
Aerospace and defense 1.0%
Bombardier, Inc. (A)	7.875	04-15-27	2,153,000	2,162,716
TransDigm, Inc. (A)	6.375	03-01-29	4,563,000	4,623,133
TransDigm, Inc. (A)	6.750	08-15-28	3,948,000	4,015,631
TransDigm, Inc. (A)	7.125	12-01-31	3,270,000	3,371,844
Air freight and logistics 0.1%
Stonepeak Nile Parent LLC (A)	7.250	03-15-32	2,024,000	2,080,530
Building products 0.8%
Builders FirstSource, Inc. (A)	4.250	02-01-32	1,241,000	1,122,929
Builders FirstSource, Inc. (A)	6.375	06-15-32	3,870,000	3,938,948
JELD-WEN, Inc. (A)	7.000	09-01-32	5,082,000	4,573,800
MITER Brands Acquisition Holdco, Inc. (A)	6.750	04-01-32	1,802,000	1,836,400
Commercial services and supplies 1.7%
Anagram Holdings LLC (0.000% Cash and 10.000% PIK) (A)(C)	10.000	08-15-26	100,555	754
Cimpress PLC (A)	7.375	09-15-32	1,806,000	1,741,907
Clean Harbors, Inc. (A)	6.375	02-01-31	2,996,000	3,037,800
Garda World Security Corp. (A)	8.250	08-01-32	2,301,000	2,361,611
Garda World Security Corp. (A)	8.375	11-15-32	1,673,000	1,719,643
The Brink’s Company (A)	6.500	06-15-29	1,064,000	1,089,775
The GEO Group, Inc.	10.250	04-15-31	6,585,000	7,214,921
VT Topco, Inc. (A)	8.500	08-15-30	4,463,000	4,748,074
Wrangler Holdco Corp. (A)	6.625	04-01-32	1,737,000	1,778,559
Construction and engineering 1.1%
Arcosa, Inc. (A)	4.375	04-15-29	3,255,000	3,079,633
Brundage-Bone Concrete Pumping Holdings, Inc. (A)	7.500	02-01-32	4,104,000	4,168,963
Dycom Industries, Inc. (A)	4.500	04-15-29	4,671,000	4,428,385
Global Infrastructure Solutions, Inc. (A)	5.625	06-01-29	3,677,000	3,582,903
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK HIGH YIELD FUND	7

	Rate (%)	Maturity date	Par value^	Value
Industrials (continued)
Electrical equipment 0.7%
EMRLD Borrower LP (A)	6.625	12-15-30	3,613,000	$3,655,171
EMRLD Borrower LP (A)	6.750	07-15-31	4,192,000	4,282,300
Vertiv Group Corp. (A)	4.125	11-15-28	2,098,000	2,016,948
Ground transportation 0.1%
Watco Companies LLC (A)	7.125	08-01-32	1,723,000	1,774,059
Machinery 0.5%
Stanley Black & Decker, Inc. (4.000% to 3-15-25, then 5 Year CMT + 2.657%)	4.000	03-15-60	3,377,000	3,365,075
TK Elevator U.S. Newco, Inc. (A)	5.250	07-15-27	3,866,000	3,827,463
Passenger airlines 1.3%
Air Canada 2020-1 Class C Pass Through Trust (A)	10.500	07-15-26	3,350,000	3,567,750
Alaska Airlines 2020-1 Class B Pass Through Trust (A)	8.000	08-15-25	611,900	617,637
American Airlines 2016-3 Class B Pass Through Trust	3.750	10-15-25	2,184,175	2,159,293
British Airways 2020-1 Class B Pass Through Trust (A)	8.375	11-15-28	1,848,390	1,943,171
JetBlue Airways Corp. (A)	9.875	09-20-31	4,216,000	4,463,070
OneSky Flight LLC (A)	8.875	12-15-29	1,490,000	1,546,772
U.S. Airways Group, Inc. (C)(D)	0.000	06-01-12	606,056	0
United Airlines, Inc. (A)	4.625	04-15-29	4,480,000	4,318,802
Professional services 0.4%
Amentum Holdings, Inc. (A)	7.250	08-01-32	1,155,000	1,178,891
TriNet Group, Inc. (A)	7.125	08-15-31	4,428,000	4,533,039
Trading companies and distributors 2.2%
Beacon Roofing Supply, Inc. (A)	4.125	05-15-29	3,414,000	3,323,895
Beacon Roofing Supply, Inc. (A)	6.500	08-01-30	3,578,000	3,680,198
Boise Cascade Company (A)	4.875	07-01-30	3,651,000	3,462,965
Herc Holdings, Inc. (A)	6.625	06-15-29	2,564,000	2,600,240
United Rentals North America, Inc.	3.875	02-15-31	3,215,000	2,938,480
United Rentals North America, Inc.	4.000	07-15-30	4,338,000	4,037,761
WESCO Distribution, Inc. (A)	6.375	03-15-29	4,804,000	4,887,150
WESCO Distribution, Inc. (A)	6.375	03-15-33	1,435,000	1,448,362
WESCO Distribution, Inc. (A)	7.250	06-15-28	4,387,000	4,462,724
Information technology 3.8%				54,656,449
Communications equipment 0.2%
EchoStar Corp.	10.750	11-30-29	2,959,000	3,170,275
Electronic equipment, instruments and components 0.2%
Insight Enterprises, Inc. (A)	6.625	05-15-32	1,434,000	1,459,524
Zebra Technologies Corp. (A)	6.500	06-01-32	1,052,000	1,069,399
IT services 0.4%
Virtusa Corp. (A)	7.125	12-15-28	5,179,000	5,086,765
Semiconductors and semiconductor equipment 0.6%
ON Semiconductor Corp. (A)	3.875	09-01-28	5,120,000	4,843,283
Qorvo, Inc. (A)	3.375	04-01-31	4,891,000	4,282,449
Software 1.8%
Cloud Software Group, Inc. (A)	9.000	09-30-29	7,296,000	7,456,694
Consensus Cloud Solutions, Inc. (A)	6.000	10-15-26	3,448,000	3,423,689
Consensus Cloud Solutions, Inc. (A)	6.500	10-15-28	4,182,000	4,194,571
NCR Voyix Corp. (A)	5.125	04-15-29	512,000	492,131
NCR Voyix Corp. (A)	5.250	10-01-30	3,515,000	3,391,727
UKG, Inc. (A)	6.875	02-01-31	6,481,000	6,651,716
8	JOHN HANCOCK HIGH YIELD FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Information technology (continued)
Technology hardware, storage and peripherals 0.6%
Diebold Nixdorf, Inc. (A)	7.750	03-31-30	603,000	$628,764
Seagate HDD Cayman	5.750	12-01-34	4,721,000	4,640,865
Seagate HDD Cayman	8.250	12-15-29	1,711,000	1,833,025
Xerox Holdings Corp. (A)	5.500	08-15-28	2,508,000	2,031,572
Materials 4.7%				66,638,359
Chemicals 0.4%
Ashland, Inc.	6.875	05-15-43	3,191,000	3,341,229
The Scotts Miracle-Gro Company	4.000	04-01-31	3,086,000	2,750,741
Construction materials 0.1%
Quikrete Holdings, Inc. (A)	6.750	03-01-33	1,256,000	1,275,129
Containers and packaging 2.8%
Ardagh Metal Packaging Finance USA LLC (A)	6.000	06-15-27	4,752,000	4,728,689
Ardagh Packaging Finance PLC (A)	4.125	08-15-26	4,430,000	4,009,150
Ball Corp.	6.000	06-15-29	1,470,000	1,494,659
Berry Global, Inc. (A)	5.625	07-15-27	3,834,000	3,833,207
Clydesdale Acquisition Holdings, Inc. (A)	6.875	01-15-30	5,204,000	5,301,414
Clydesdale Acquisition Holdings, Inc. (A)	8.750	04-15-30	1,724,000	1,750,198
Owens-Brockway Glass Container, Inc. (A)	7.250	05-15-31	7,934,000	7,800,355
Sealed Air Corp. (A)	6.125	02-01-28	1,924,000	1,941,549
Sealed Air Corp. (A)	6.875	07-15-33	3,213,000	3,407,431
Trivium Packaging Finance BV (A)	5.500	08-15-26	3,708,000	3,681,291
Trivium Packaging Finance BV (A)	8.500	08-15-27	2,419,000	2,415,416
Metals and mining 1.0%
Alcoa Nederland Holding BV (A)	4.125	03-31-29	3,292,000	3,096,688
Amsted Industries, Inc. (A)	6.375	03-15-33	1,434,000	1,438,065
First Quantum Minerals, Ltd. (A)	9.375	03-01-29	2,807,000	2,994,929
FMG Resources August 2006 Proprietary, Ltd. (A)	4.500	09-15-27	2,307,000	2,250,715
Midwest Vanadium Proprietary, Ltd. (A)(C)	13.250	02-15-18	1,951,648	1,952
Northwest Acquisitions ULC (A)(C)	7.125	11-01-22	1,140,000	11
Novelis Corp. (A)	4.750	01-30-30	3,896,000	3,672,165
Paper and forest products 0.4%
Magnera Corp. (A)	7.250	11-15-31	5,429,000	5,453,376
Real estate 2.6%				37,334,269
Health care REITs 0.6%
Diversified Healthcare Trust (A)(E)	5.401	01-15-26	5,126,000	4,891,136
Diversified Healthcare Trust	9.750	06-15-25	2,620,000	2,621,740
MPT Operating Partnership LP (A)	8.500	02-15-32	808,000	829,082
Hotel and resort REITs 0.1%
XHR LP (A)	6.625	05-15-30	1,154,000	1,169,991
Real estate management and development 0.6%
Anywhere Real Estate Group LLC (A)	7.000	04-15-30	4,235,000	3,911,192
Fideicomiso Irrevocable de Emision, Administracion y Fuente de Pago Numero CIB/4323 (11.000% Cash and 2.000% PIK) (A)	13.000	09-12-30	636,000	662,235
Greystar Real Estate Partners LLC (A)	7.750	09-01-30	3,895,000	4,097,571
Specialized REITs 1.3%
Iron Mountain Information Management Services, Inc. (A)	5.000	07-15-32	3,982,000	3,733,917
Iron Mountain, Inc. (A)	4.875	09-15-29	8,669,000	8,351,103
Outfront Media Capital LLC (A)	7.375	02-15-31	2,602,000	2,733,437
Uniti Group LP (A)	10.500	02-15-28	4,058,000	4,332,865
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK HIGH YIELD FUND	9

	Rate (%)	Maturity date		Par value^	Value
Utilities 3.5%					$49,340,650
Electric utilities 0.8%
NRG Energy, Inc. (A)	3.625	02-15-31		5,973,000	5,330,569
NRG Energy, Inc. (10.250% to 3-15-28, then 5 Year CMT + 5.920%) (A)(B)	10.250	03-15-28		2,973,000	3,316,062
PG&E Corp. (7.375% to 3-15-30, then 5 Year CMT + 3.883%)	7.375	03-15-55		2,925,000	2,890,821
Gas utilities 0.3%
AltaGas, Ltd. (7.200% to 10-15-34, then 5 Year CMT + 3.573%) (A)	7.200	10-15-54		4,308,000	4,311,933
Independent power and renewable electricity producers 2.4%
Alpha Generation LLC (A)	6.750	10-15-32		2,125,000	2,155,211
Calpine Corp. (A)	4.500	02-15-28		5,596,000	5,473,440
ContourGlobal Power Holdings SA (A)	5.000	02-28-30	EUR	2,553,000	2,706,346
ContourGlobal Power Holdings SA (A)	6.750	02-28-30		4,589,000	4,612,633
Lightning Power LLC (A)	7.250	08-15-32		3,547,000	3,686,131
Talen Energy Supply LLC (A)	8.625	06-01-30		4,623,000	4,942,981
The AES Corp. (7.600% to 1-15-30, then 5 Year CMT + 3.201%)	7.600	01-15-55		2,948,000	3,008,051

Vistra Corp. (8.875% to 1-15-29, then 5 Year CMT + 5.045%) (A)(B)	8.875	01-15-29		6,448,000	6,906,472
Term loans (F) 9.7%					$137,173,038
(Cost $138,327,118)
Communication services 2.5%					36,190,181
Entertainment 0.3%
AMC Entertainment Holdings, Inc., 2024 Term Loan (G)	TBD	01-04-29		4,059,000	4,120,616
Interactive media and services 1.0%
Arches Buyer, Inc., 2021 Term Loan B (1 month CME Term SOFR + 3.250%)	7.674	12-06-27		4,737,310	4,649,954
X Corp., 2025 Fixed Term Loan	9.500	10-26-29		10,082,000	10,294,125
Media 1.2%
Altice France SA, 2023 USD Term Loan B14 (3 month CME Term SOFR + 5.500%)	9.802	08-15-28		4,076,515	3,651,375
Cable One, Inc., 2021 Term Loan B4 (1 month CME Term SOFR + 2.000%)	6.438	05-03-28		3,750,284	3,699,880
Clear Channel International BV, 2024 CCIBV Fixed Term Loan	7.500	04-01-27		4,332,000	4,332,000
Gannett Holdings LLC, 2024 Term Loan (3 month CME Term SOFR + 5.000%)	9.308	10-15-29		1,254,540	1,245,131
Townsquare Media, Inc., 2025 Term Loan (3 month CME Term SOFR + 5.000%)	9.329	02-06-30		4,418,000	4,197,100
Consumer discretionary 1.7%					23,714,385
Hotels, restaurants and leisure 1.4%
Dave & Buster’s, Inc., 2024 Term Loan B (3 month CME Term SOFR + 3.250%)	7.563	06-29-29		7,667,000	7,254,899
Fontainebleau Las Vegas LLC, Delayed Draw Term Loan (C)(D)	0.000	06-06-21		757,938	0
Fontainebleau Las Vegas LLC, Term Loan B (C)(D)	0.000	06-06-21		1,618,638	0
J&J Ventures Gaming LLC, 2025 Repriced Term Loan B (1 month CME Term SOFR + 3.500%)	7.824	04-26-30		7,226,563	7,192,671
Oravel Stays Singapore Pte, Ltd. , 2025 Term Loan B (3 month CME Term SOFR + 8.000%)	12.287	01-08-30		5,834,000	5,950,680
Household durables 0.2%
Tecta America Corp., 2025 Term Loan B (G)	TBD	02-18-32		2,686,000	2,686,000
Textiles, apparel and luxury goods 0.1%
Champ Acquisition Corp., 2024 Term Loan B (3 month CME Term SOFR + 4.500%)	8.829	11-25-31		627,000	630,135
Financials 1.8%					25,320,112
Capital markets 0.3%
Focus Financial Partners LLC, 2024 Term Loan B8 (G)	TBD	09-15-31		740,466	738,889
10	JOHN HANCOCK HIGH YIELD FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Financials (continued)
Capital markets (continued)
Focus Financial Partners LLC, 2025 Fungible Term Loan B8 (1 month CME Term SOFR + 2.750%)	7.065	09-15-31	2,448,534	$2,443,318
Mariner Wealth Advisors LLC, Term Loan B (1 month CME Term SOFR + 2.500%)	6.824	08-18-28	1,566,054	1,564,582
Financial services 0.8%
Edelman Financial Engines Center LLC, 2024 2nd Lien Term Loan (1 month CME Term SOFR + 5.250%)	9.574	10-06-28	4,344,000	4,362,114
Osaic Holdings, Inc., 2024 Term Loan B (1 month CME Term SOFR + 3.500%)	7.824	08-17-28	4,330,275	4,326,984
PEX Holdings LLC, 2024 Term Loan B (3 month CME Term SOFR + 2.750%)	7.079	11-26-31	622,000	622,778
Summit Acquisition, Inc., 2024 Term Loan B (3 month CME Term SOFR + 3.750%)	8.079	10-16-31	1,581,000	1,584,953
Insurance 0.7%
Acrisure LLC, 2024 1st Lien Term Loan B1 (1 month CME Term SOFR + 2.750%)	7.074	02-15-27	3,204,143	3,201,484
Amynta Agency Borrower, Inc., 2024 1st Lien Term Loan B (1 and 3 month CME Term SOFR + 3.000%)	7.291	12-06-31	4,376,000	4,363,222
Truist Insurance Holdings LLC, 2nd Lien Term Loan (3 month CME Term SOFR + 4.750%)	9.079	05-06-32	2,082,632	2,111,788
Health care 1.6%				22,798,665
Biotechnology 0.4%
Grifols Worldwide Operations USA, Inc., 2019 USD Term Loan B (3 month CME Term SOFR + 2.000%)	6.413	11-15-27	5,001,099	4,955,489
Health care equipment and supplies 0.4%
Bausch + Lomb Corp., Term Loan (1 month CME Term SOFR + 3.250%)	7.674	05-10-27	5,717,323	5,696,455
Health care providers and services 0.3%
Mamba Purchaser, Inc., 2024 Repriced Term Loan B (1 month CME Term SOFR + 3.000%)	7.324	10-16-28	4,799,535	4,789,552
Health care technology 0.1%
AthenaHealth Group, Inc., 2022 Term Loan B (1 month CME Term SOFR + 3.000%)	7.324	02-15-29	2,059,000	2,053,111
Pharmaceuticals 0.4%
Bausch Health Americas, Inc., 2022 Term Loan B (1 month CME Term SOFR + 5.250%)	9.674	02-01-27	5,338,062	5,304,058
Industrials 1.3%				18,312,713
Commercial services and supplies 1.0%
Allied Universal Holdco LLC, 2021 USD Incremental Term Loan B (1 month CME Term SOFR + 3.750%)	8.174	05-12-28	6,386,807	6,391,853
Amspec Parent LLC, 2024 Term Loan (3 month CME Term SOFR + 4.250%)	8.579	12-22-31	1,352,537	1,350,008
Anticimex Global AB, 2025 Term Loan B (G)	TBD	11-16-28	1,343,000	1,344,679
Garda World Security Corp., 2024 Term Loan B (1 month CME Term SOFR + 3.000%)	7.308	02-01-29	4,378,995	4,365,333
Garda World Security Corp., 2025 Term Loan B (1 month CME Term SOFR + 3.000%)	7.308	02-01-29	530,000	528,346
Passenger airlines 0.2%
AAdvantage Loyalty IP, Ltd., 2021 Term Loan (3 month CME Term SOFR + 4.750%)	9.305	04-20-28	2,714,706	2,769,679
Professional services 0.1%
Holding Socotec SAS, 2024 USD Term Loan B (G)	TBD	06-30-28	1,556,000	1,562,815
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK HIGH YIELD FUND	11

	Rate (%)	Maturity date	Par value^	Value
Information technology 0.4%				$5,044,020
Software 0.1%
Project Boost Purchaser LLC, 2024 2nd Lien Term Loan (3 month CME Term SOFR + 5.250%)	9.557	07-16-32	1,290,000	1,316,200
Technology hardware, storage and peripherals 0.3%
Xerox Corp., 2023 Term Loan B (1 and 3 month CME Term SOFR + 4.000%)	8.327	11-17-29	3,791,325	3,727,820
Materials 0.4%				5,792,962
Chemicals 0.3%
A-AP Buyer, Inc., Term Loan B (1 month CME Term SOFR + 3.250%)	7.574	09-09-31	1,578,000	1,579,973
Trinseo Materials Operating SCA, 2021 Term Loan B2 (1 and 3 month CME Term SOFR + 2.500%)	7.074	05-03-28	5,714,201	3,242,809
Metals and mining 0.1%

Arctic Canadian Diamond Company, Ltd., 2nd Lien PIK Term Loan (D)(G)	TBD	12-31-27	1,023,937	970,180

Collateralized mortgage obligations 0.1%				$1,473,229
(Cost $0)
Commercial and residential 0.1%				1,473,229
HarborView Mortgage Loan Trust
Series 2007-3, Class ES IO (A)	0.350	05-19-37	30,859,945	466,738
Series 2007-4, Class ES IO	0.350	07-19-47	31,865,208	418,693

Series 2007-6, Class ES IO (A)	0.343	08-19-37	33,934,793	587,798
Asset-backed securities 2.0%				$29,039,122
(Cost $27,912,524)
Asset-backed securities 2.0%				29,039,122
Ares XXXVII CLO, Ltd.
Series 2015-4A, Class A1RR (3 month CME Term SOFR + 1.080%) (A)(H)	5.382	10-15-30	1,491,833	1,495,707
Concord Music Royalties LLC
Series 2022-1A, Class A2 (A)	6.500	01-20-73	3,810,000	3,870,386
CyrusOne Data Centers Issuer I LLC
Series 2023-1A, Class B (A)	5.450	04-20-48	4,261,849	4,187,862
KKR Financial CLO, Ltd.
Series 2013-1A, Class A1R2 (3 month CME Term SOFR + 1.100%) (A)(H)	5.402	04-15-29	1,041,959	1,042,404
MVW LLC
Series 2023-1A, Class D (A)	8.830	10-20-40	2,408,983	2,461,694
Neighborly Issuer LLC
Series 2023-1A, Class A2 (A)	7.308	01-30-53	7,022,680	7,218,174
SERVPRO Master Issuer LLC
Series 2024-1A, Class A2 (A)	6.174	01-25-54	2,538,963	2,586,426
Subway Funding LLC
Series 2024-1A, Class A2I (A)	6.028	07-30-54	4,224,413	4,318,521
Series 2024-1A, Class A2II (A)	6.268	07-30-54	1,795,500	1,857,948

	Shares	Value
Common stocks 0.0%		$29,051
(Cost $7,200,872)
Communication services 0.0%		0
Media 0.0%
Granite Broadcasting Corp. (D)(I)	11,688	0
New Cotai, Inc., Class B (D)(I)(J)	11	0
Energy 0.0%		29,051
Energy equipment and services 0.0%
TPT Acquisition, Inc. (D)(I)	2,560	0
12	JOHN HANCOCK HIGH YIELD FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Shares	Value
Energy (continued)
Oil, gas and consumable fuels 0.0%
KCAD Holdings I, Ltd. (D)(I)(J)	752,218,031	$748
MWO Holdings LLC (D)(I)(J)	1,134	7,053

Permian Production (D)(I)	35,417	21,250
Preferred securities 1.4%		$19,965,003
(Cost $20,121,053)
Communication services 0.4%		5,999,804
Wireless telecommunication services 0.4%
Telephone & Data Systems, Inc., 6.000%	95,860	1,784,913
U.S. Cellular Corp., 6.250%	176,725	4,214,891
Financials 0.1%		1,552,753
Insurance 0.1%
Athene Holding, Ltd., 7.250% (7.250% to 3-30-29, then 5 Year CMT + 2.986%)	59,975	1,552,753
Industrials 0.1%		949,594
Construction and engineering 0.1%
Glasstech, Inc., Series A (D)(I)(J)	143	128,700
Glasstech, Inc., Series B (D)(I)(J)	4,475	820,894
Information technology 0.7%		10,651,872
Software 0.7%
MicroStrategy, Inc., 8.000%	115,280	10,651,872
Real estate 0.1%		810,980
Office REITs 0.1%
Vornado Realty Trust, 5.400%	44,075	810,980

Escrow shares 0.0%		$16,735
(Cost $0)
Arctic Canadian Diamonds Holding Units (D)(I)	518	16,735

	Par value^	Value
Escrow certificates 0.0%		$25,256
(Cost $0)
Green Field Energy Services, Inc. (D)(I)	250,000	0
Green Field Energy Services, Inc. (D)(I)	6,000	0
Magellan Health, Inc. (D)(I)	4,380,000	0
Par Pharmaceutical, Inc. (D)(I)	770,000	25,256

	Yield (%)	Shares	Value
Short-term investments 2.4%			$34,206,658
(Cost $34,202,120)
Short-term funds 2.4%			34,206,658
John Hancock Collateral Trust (K)	4.3522(L)	3,419,401	34,206,658

Total investments (Cost $1,439,677,478) 100.3%	$1,424,494,599
Other assets and liabilities, net (0.3%)	(4,212,470)
Total net assets 100.0%	$1,420,282,129

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Currency Abbreviations
EUR	Euro

SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK HIGH YIELD FUND	13

Security Abbreviations and Legend
CME	CME Group Published Rates
CMT	Constant Maturity Treasury
ICE	Intercontinental Exchange
IO	Interest-Only Security - (Interest Tranche of Stripped Mortgage Pool). Rate shown is the annualized yield at the end of the period.
PIK	Pay-in-Kind Security - Represents a payment-in-kind which may pay interest in additional par and/or cash. Rates shown are the current rate and most recent payment rate.
SOFR	Secured Overnight Financing Rate
(A)	This security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $961,979,087 or 67.7% of the fund’s net assets as of 2-28-25.
(B)	Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.
(C)	Non-income producing - Issuer is in default.
(D)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(E)	Zero coupon bonds are issued at a discount from their principal amount in lieu of paying interest periodically. Rate shown is the effective yield at period end.
(F)	Term loans are variable rate obligations. The rate shown represents the rate at period end.
(G)	This position represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate, which is disclosed as TBD (To Be Determined).
(H)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(I)	Non-income producing security.
(J)	Restricted security as to resale, excluding 144A securities. For more information on this security refer to the Notes to fund’s investments.
(K)	Investment is an affiliate of the fund, the advisor and/or subadvisor.
(L)	The rate shown is the annualized seven-day yield as of 2-28-25.
The fund had the following country composition as a percentage of net assets on 2-28-25:
United States	83.6%
Canada	5.9%
United Kingdom	2.1%
France	1.8%
Luxembourg	1.3%
Cayman Islands	1.2%
Other countries	4.1%
TOTAL	100.0%
14	JOHN HANCOCK HIGH YIELD FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

DERIVATIVES
FORWARD FOREIGN CURRENCY CONTRACTS
Contract to buy		Contract to sell		Counterparty (OTC)	Contractual settlement date	Unrealized appreciation	Unrealized depreciation
USD	72,888	EUR	70,000	CITI	3/19/2025	$220	—
USD	2,679,549	EUR	2,553,000	JPM	3/19/2025	29,244	—
						$29,464	—

Derivatives Currency Abbreviations
EUR	Euro
USD	U.S. Dollar

Derivatives Abbreviations
CITI	Citibank, N.A.
JPM	JPMorgan Chase Bank, N.A.
OTC	Over-the-counter
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK HIGH YIELD FUND	15

Notes to Fund’s investments (unaudited)
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the Valuation Policies and Procedures of the Advisor, John Hancock Investment Management LLC, the fund’s valuation designee.
In order to value the securities, the fund uses the following valuation techniques: Debt obligations are typically valued based on evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing, which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective NAVs each business day. Forward foreign currency contracts are valued at the prevailing forward rates which are based on foreign currency exchange spot rates and forward points supplied by an independent pricing vendor. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.
In certain instances, the Pricing Committee of the Advisor may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the Pricing Committee following procedures established by the Advisor and adopted by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.
The fund uses a three tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Advisor’s assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund’s investments as of February 28, 2025, by major security category or type:
	Total value at 2-28-25	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs

Investments in securities:
Assets
U.S. Government and Agency obligations	$22,743,103	—	$22,743,103	—
Corporate bonds	1,179,823,404	—	1,179,823,404	—
Term loans	137,173,038	—	136,202,858	$970,180
Collateralized mortgage obligations	1,473,229	—	1,473,229	—
Asset-backed securities	29,039,122	—	29,039,122	—
Common stocks	29,051	—	—	29,051
Preferred securities	19,965,003	$19,015,409	—	949,594
Escrow shares	16,735	—	—	16,735
Escrow certificates	25,256	—	—	25,256
Short-term investments	34,206,658	34,206,658	—	—
Total investments in securities	$1,424,494,599	$53,222,067	$1,369,281,716	$1,990,816
Derivatives:
Assets
Forward foreign currency contracts	$29,464	—	$29,464	—
Level 3 includes securities valued at $0. Refer to Fund’s investments.
Investment in affiliated underlying funds. The fund may invest in affiliated underlying funds that are managed by the Advisor and its affiliates. Information regarding the fund’s fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the fund, if any, is as follows:
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							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
John Hancock Collateral Trust	3,419,401	$24,548,396	$275,845,683	$(266,207,620)	$21,676	$(1,477)	$965,675	—	$34,206,658
Restricted securities. The fund may hold restricted securities which are restricted as to resale and the fund has limited rights to registration under the Securities Act of 1933. Disposal may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult to achieve. The following table summarizes the restricted securities held at February 28, 2025:
Issuer, Description	Original acquisition date	Acquisition cost	Beginning share amount	Shares purchased	Shares sold	Ending share amount	Value as a percentage of net assets	Ending value
Glasstech, Inc., Series A	10-31-08	$449,145	143	—	—	143	0.0%[1]	$128,700
Glasstech, Inc., Series B	10-31-08	3,563,982	4,475	—	—	4,475	0.1%	820,894
KCAD Holdings I, Ltd.	3-21-11[2]	6,150,520	752,218,031	—	—	752,218,031	0.0%[1]	748
MWO Holdings LLC	8-30-16[2]	1,009,396	1,134	—	—	1,134	0.0%[1]	7,053
New Cotai, Inc., Class B	4-12-13[2]	0	11	—	—	11	0.0%	0
								$957,395

[1]	Less than 0.05%.
[2]	Reflects original acquisition date of security transferred in a merger with John Hancock Funds II High Yield Fund which took place after market close on 2-7-25.
For additional information on the fund’s significant accounting policies and risks, please refer to the fund’s most recent semiannual or annual shareholder report and prospectus.
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